income taxes - Expense composition (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Current income tax expense
For the current reporting period	$ 148	$ 155	$ 265	$ 293
Adjustments recognized in the current period for income taxes of prior periods	(18)	(6)	(23)	(6)
Pillar Two global minimum tax			1	1
Total	130	149	243	288
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(83)	(70)	(89)	(168)
Income tax expense per Consolidated statements of income and other comprehensive income	$ 47	$ 79	$ 154	$ 120